Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

17.  SEGMENT REPORTING

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by the chief operating decision maker (“CODM”) for making decisions and assessing performance as a source of the Company’s reportable operating segments. During the year ended December 31, 2017, the Company acquired new businesses and, as a result, the CODM, who was the Interim Chief Executive Officer of the Company, began making decisions and assessing the performance of the Company using three operating segments comprised of these reporting units, whereas the Company was previously a single operating segment.

Technology – The Technology segment includes companies that count technology licensing as their principal business activity. Current patent portfolios held by this segment include patents relating to 3D television technologies, automotive headlight assemblies, phased loop semiconductor technology, microcontrollers applicable to safety-critical aerospace, semiconductor manufacturing and packaging technologies, medical, industrial and automotive applications, computer gaming, medical stent technologies, intelligent personal assistant technologies, CMOS image sensors, enhanced image processing, streaming video technologies, building automation, non-volatile Flash memory, other memory technologies, semiconductor clocking technologies, smart meter monitoring, LED lighting technologies and many other technologies.

Mobility – The Mobility segment includes companies providing systems and services focused on the interconnection of devices for mobile applications. The first investment in this segment is IRD, one of the world’s leading providers of integrated systems and solutions for the global ITS industry. The ITS industry is focused on improving the mobility, enhancing the safety, increasing the efficiency and reducing the environmental impact of highway and roadway transportation systems. IRD has a network of direct and independent operations and relationships in strategic geographic regions to identify and pursue ITS opportunities around the world.

Factory – The Company considers businesses focused on operations optimization, predictive maintenance, inventory optimization and health and safety in production environments as operating in a “factory” environment and classifies its related investments in the Factory segment. The Company’s first investment in this segment is VIZIYA based in Hamilton, Canada, a software company providing Enterprise Asset Management (“EAM”) software solutions to asset intensive industries worldwide through its presence in Australia, Europe, the Middle East and South Africa. VIZIYA has created software solutions that enhance each step of a customer’s work management process, to help customers measure the results of their initiatives, particularly focused on asset criticality, urgency, and compliance to ensure customers implement their asset strategies.

Segment revenues and profitability for the year ended December 31, 2017 are as follows. The eliminations include inter-segment eliminations, including management fees and other fees.

	For the year ended December 31, 2017
	Technology	Mobility	Factory	Corporate	Total
Revenues	$100,645	$27,023	$7,043	$-	$134,711
Cost of revenues (excluding depreciation and amortization)	29,478	18,646	1,185	-	49,309
	71,167	8,377	5,858	-	85,402
Selling, general and administrative	6,490	5,870	3,310	4,300	19,970
Research and development	-	1,883	1,372	-	3,255
Depreciation of property, plant and equipment	339	627	89	2	1,057
Amortization of intangibles	20,611	2,292	2,019	-	24,922
Loss on disposal of intangibles	21,916	-	-	-	21,916
Impairment losses on intangibles	4,350	-	-	-	4,350
Special charges	-	-	-	(294)	(294)
Results from operations	17,461	(2,295)	(932)	(4,008)	10,226
Finance income	(614)	(3)	-	(86)	(703)
Finance expense	932	113	10	(2)	1,053
Foreign exchange loss (gain)	(475)	829	42	(600)	(204)
Other expense (income)	-	(390)	-	-	(390)
Income (loss) before taxes	17,618	(2,844)	(984)	(3,320)	10,470
Current income tax expense	6,461	276	458	-	7,195
Deferred income tax expense (recovery)	3,722	(1,761)	(755)	(8,157)	(6,951)
Income tax expense (recovery)	10,183	(1,485)	(297)	(8,157)	244
Net income (loss)	$7,435	$(1,359)	$(687)	$4,837	$10,226

The following table reconciles the Adjusted EBITDA measure which is used in the evaluation of the performance of each segment to Net income.  The Company began using Adjusted EBITDA as its principle performance measure during the year ended December 31, 2017.

	For the year ended December 31, 2017
	Technology	Mobility	Factory	Total
Adjusted EBITDA	$64,733	$1,868	$1,884	$68,485
Fair value purchase price adjustments				1,601
Dividend received from joint venture				176
Unallocated corporate expenses				3,868
Stock-based compensation expense				663
Depreciation of property, plan and equipment				1,057
Amortization of intangibles				24,922
Loss on disposal of intangibles				21,916
Impairment loss on intangibles				4,350
Special charges				(294)
Results from operations				10,226
Finance income				(703)
Finance expense				1,053
Foreign exchange				(204)
Other income				(390)
Income before taxes				10,470
Current income tax expense				7,195
Deferred income tax recovery				(6,951)
Income tax expense				244
Net income				$10,226

Segment revenues and profitability for the year ended December 31, 2016 are as follows. The Company was previously a single operating segment.

For the year ended December 31, 2016
Revenues	$92,876
Cost of revenues (excluding depreciation and amortization)	29,868
63,008
Selling, general and administrative	9,386
Depreciation of property, plant and equipment	409
Amortization of intangibles	34,242
Results from operations	18,971
Finance income	(548)
Foreign exchange gain	(103)
Income before taxes	19,622
Current income tax expense	5,539
Deferred income tax expense	3,031
Income tax expense	8,570
Net income	$11,052

Segment assets as at December 31, 2017 and December 31, 2016 are as follows:

As at	December 31, 2017	December 31, 2016
Technology	$170,631	$268,337
Mobility	69,832	-
Factory	33,163	-
Total segment assets	273,626	268,337
Total corporate assets	29,550	14,646
Total assets	$303,176	$282,983

Revenue by category for the years ending December 31, 2017 and December 31, 2016 are as follows:

	Year ended, December 31, 2017	Year ended, December 31, 2016
License	$101,553	$87,765
Systems	17,641	-
Services	2,086	-
Recurring	13,431	5,111
Total revenue	$134,711	$92,876

Revenue by geography for the years ending December 31, 2017 and December 31, 2016 are as follows:

	Year ended, December 31, 2017	Year ended, December 31, 2016
Revenues
United States	$35,701	$43,548
Korea	74,759	13,260
Taiwan	8,349	18,045
Canada	4,981	13
Chile	2,095	-
United Kingdom	2,002	3,105
Thailand	1,301	-
China	1,018	4,311
Cayman Islands	-	5,000
Japan	200	4,601
Rest of the world	4,305	993
Total revenue	$134,711	$92,876

As at	December 31, 2017	December 31, 2016
Non-current assets
United States	$26,849	$41,146
Canada	156,991	110,714
Belgium	759	-
Chile	310	-
Mexico	1	-
Total non-current assets	$184,910	$151,860

Major Customers

A major customer is defined as an external customer whose transactions with the Company amount to 10% or more of the Company’s annual revenues. During the year ended December 31, 2017, there was one major customer identified (2016: three).